Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Summary of Personnel Expenses
	2021	2020	2019
	€	€	€
Wages and salaries	(6,080,098)	(2,597,270)	(50,573)
Pension charges	(251,667)	(72,153)	(1,750)
Other social security charges	(493,857)	(184,838)	(12,675)
Share-based payments	(8,196,387)	(1,587,736)	(116,147)
	(15,022,010)	(4,441,997)	(181,145)